Notes and Accounts Receivable, Net - Aging Analysis of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 229,755.9	$ 7,476.6	$ 197,586.1
Less: Loss allowance	(331.6)		(347.0)	$ (246.6)	$ (325.3)
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Less: Loss allowance	(331.6)		(347.0)
Not past due [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	205,053.1		191,740.0
Past due [member] | Past due within 30 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	24,516.3		6,186.8
Past due [member] | Past due over 31 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 518.1		$ 6.3